CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common share capital	Preferred share capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit	Deficit Common share capital	Deficit Preferred share capital	AOCI [1]	Total	Total Common share capital	Total Preferred share capital	Non-Controlling Interest
Equity, beginning balance at Dec. 31, 2018	$ 14,509			$ 13,662	$ 2,423	$ (1,953)			$ 317	$ 14,449			$ 60
Total comprehensive income
Earnings (loss)	1,507					1,507				1,507			0
Other comprehensive income (loss), net of tax (Note 26 & 27)
Exchange loss on translation of foreign operations	(213)								(213)	(213)
Remeasurements of defined benefit liability, net of tax	(6)								(6)	(6)
Total comprehensive income (loss) attributable to shareholders	1,288					1,507			(219)	1,288
Transactions with shareholders of the Company
Part VI.1 tax			$ (3)
Shares issued, net of issue costs		$ 1,710	533	1,710	533						$ 1,710	$ 533
Share-based payment transactions (Note 19)	167	167		167						167
Dividends declared		(1,213)	(126)				$ (1,213)	$ (126)			(1,213)	(126)
Total transactions with shareholders of the Company	1,071			1,877	533	(1,339)			0	1,071
Equity, ending balance at Dec. 31, 2019	16,868			15,539	2,956	(1,785)			98	16,808			60
Total comprehensive income
Earnings (loss)	(316)					(316)				(316)			0
Other comprehensive income (loss), net of tax (Note 26 & 27)
Other comprehensive loss (Note 26)	(96)								(96)	(96)
Exchange loss on translation of foreign operations	(117)
Remeasurements of defined benefit liability, net of tax	(10)
Total comprehensive income (loss) attributable to shareholders	(412)					(316)			(96)	(412)			0
Transactions with shareholders of the Company
Part VI.1 tax			(10)		(10)							(10)
Share-based payment transactions (Note 19)	105			105						105
Dividends declared		$ (1,385)	$ (151)				$ (1,385)	$ (151)			$ (1,385)	$ (151)
Total transactions with shareholders of the Company	(1,441)			105	(10)	(1,536)			0	(1,441)			0
Equity, ending balance at Dec. 31, 2020	$ 15,015			$ 15,644	$ 2,946	$ (3,637)			$ 2	$ 14,955			$ 60

[1]	Accumulated Other Comprehensive Income ("AOCI").